Trade and other payables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Included within non-current liabilities:
Other payables	€ 340		€ 327
Accruals	60		113
Contract liabilities	612		574
Derivative financial instruments	4,177		1,924
Total trade and other non-current payables	5,189	€ 2,901	2,938
Included within current liabilities:
Trade payables	6,599		6,541
Amounts owed to associates and joint ventures	51		26
Other taxes and social security payable	1,104		1,218
Other payables	2,037		1,410
Accruals	4,713		6,120
Contract liabilities	1,991		1,818
Derivative financial instruments	590		520
Total trade and other current payables	17,085	€ 17,630	17,653
Payable in relation to the irrevocable and non-discretionary share buyback programme	0		823
Revenue recognised during the year	1,818
Vodafone UK plan
Included within non-current liabilities:
Other payables	€ 294		€ 288